Trade Accounts Receivable - Trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Trade Accounts Receivable
Unbilled receivables	$ 0.3	$ 0.5
Percentage of account receivable	10.00%	10.00%